OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Liabilities [Abstract]
OTHER LIABILITIES [Text Block]

15. OTHER LIABILITIES

	2020	2019
Foreign exchange forward contracts designated as cash flow hedges	$—	$1
Current portion of deferred revenue	546	796
Other liabilities	301	—
Current portion of other liabilities	$847	$797

Non-current portion of deferred revenue	57	95
Other liabilities	$57	$95

Deferred Revenue

The following table presents changes in the deferred revenue balances during 2020 and 2019:

	2020	2019
Balance, beginning of year	$891	$815
Amounts invoiced and revenue deferred	3,209	5,401
Recognition of deferred revenue	(3,497)	(5,325)
Balance, end of year	$603	$891